Debt Securities in Issue - Parent (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 177,802		£ 163,361
Debt securities in issue	36,420		31,580
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	15,533		12,911
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000		€ 30,000,000,000
Debt securities in issue	6,435		4,304
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	7,083		5,978
Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities in issue	4,898		6,013
Santander UK Group Holdings plc | Santander UK Group Undertakings
Debt Securities In Issue [Line Items]
Debt securities in issue	2
Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	4,898		6,013
Santander UK Group Holdings plc | – Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000		€ 30,000,000,000
Debt securities in issue	2,387		3,028
Santander UK Group Holdings plc | – US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 2,511		£ 2,985